CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenue	$ 61,860	$ 60,530		$ 57,350
Cost	27,560	27,842		25,865
Gross profit	34,300	32,687		31,486
Expense and other (income)
Selling, general and administrative	19,003	18,609		18,745
Research, development and engineering	6,775	6,567		6,488
Intellectual property and custom development income	(860)	(663)		(612)
Other (income) and expense	(914)	5,803		873
Interest expense	1,607	1,216		1,155
Total expense and other (income)	25,610	31,531		26,649
Income from continuing operations before income taxes	8,690	1,156		4,837
Provision for/(benefit from) income taxes	1,176	(626)		124
Income from continuing operations	7,514	1,783		4,712
Income/(loss) from discontinued operations, net of tax	(12)	(143)		1,030
Net income	$ 7,502	$ 1,639	[1]	$ 5,743	[2]
Assuming dilution
Continuing operations (in dollars per share)	$ 8.15	$ 1.95		$ 5.21
Discontinued operations (in dollars per share)	(0.01)	(0.16)		1.14
Total (in dollars per share)	8.14	1.80		6.35
Basic
Continuing operations (in dollars per share)	8.25	1.97		5.26
Discontinued operations (in dollars per share)	(0.01)	(0.16)		1.15
Total (in dollars per share)	$ 8.23	$ 1.82		$ 6.41
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	922,073,828	912,269,062		904,641,001
Basic (in shares)	911,210,319	902,664,190		895,990,771
Services
Revenue	$ 30,378	$ 30,206		$ 29,225
Cost	21,051	21,062		19,147
Sales
Revenue	30,745	29,673		27,346
Cost	6,127	6,374		6,184
Financing
Revenue	737	651		780
Cost	$ 382	$ 406		$ 534

[1]	2022 includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.
[2]	Amounts presented have not been recast to exclude discontinued operations.